Summary of Significant Accounting Policies - Schedule of Continuing Operations, Assets and Liabilities Split (Details) - Continuing Operations [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Continuing Operations, Assets and Liabilities Split [Line Items]
Expenses	$ 3,663,566
Other income (expense)	(353,148)
Net loss from continuing operations	4,016,714
Current Assets	4,858,193
Non-current assets	2,942,164
Total Assets	7,800,357
Current liabilities	1,250,218
Non-current liabilities	534,467
Total Liabilities	1,784,685
Total Equity	6,659,564
United States [Member]
Schedule of Continuing Operations, Assets and Liabilities Split [Line Items]
Expenses	3,468,907
Other income (expense)	(353,148)
Net loss from continuing operations	3,822,055
Current Assets	4,826,296
Non-current assets	2,941,078
Total Assets	7,767,374
Current liabilities	1,238,243
Non-current liabilities	534,467
Total Liabilities	1,772,710
Total Equity	7,255,391
Canada [Member]
Schedule of Continuing Operations, Assets and Liabilities Split [Line Items]
Expenses	194,659
Other income (expense)
Net loss from continuing operations	194,659
Current Assets	31,897
Non-current assets	1,086
Total Assets	32,983
Current liabilities	11,975
Non-current liabilities
Total Liabilities	11,975
Total Equity	$ (595,827)